General And Administrative Expenses	12 Months Ended
Dec. 31, 2023
General And Administrative Expenses [Abstract]
General And Administrative Expenses
13.	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses are comprised of the following:

	December 31,	December 31,
	2023	2022
Office expenses	$389,210	$332,951
Insurance	367,472	357,763
Travel	345,992	120,115
Professional fees	2,821,798	268,698
Public company costs	404,073	214,264
Salaries and benefits	2,241,079	1,641,049
Share based payments (Note 12(c))	714,380	1,052,758

Total expenses during the period	$7,284,004	$3,987,598